TACTICAL INVESTMENT SERIES TRUST

TFA Tactical Income Fund

Class I: TFAZX

Tactical Growth Allocation Fund

Class I: TFAFX

TFA Quantitative Fund

Class A

Class I: TFAQX

TFA AlphaGen Growth Fund

Class A

Class I: TFAGX

Supplement dated February 1, 2024

to the Fund’s Statement of Additional

Information (“SAI”) dated April 28, 2023

The following information replaces the officers’ table beginning on page 19 of the Tactical Investment Series Trust’s SAI under the section labeled “MANAGEMENT OF THE FUNDS.”

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Keith Schmidt Birth Year: 1969	President	Since October 2023	President, Tactical Fund Advisors, LLC (2023-Present); President Horter Investment Management, LLC (2023-Present); Executive Vice-President & National Director of Advisory Services, Bancoporation, Zions Bank (2014-2023)	None
Bo J. Howell Birth Year: 1981	Secretary	Since February 2022	Managing Member, FinTech Law, LLC (2022—present); Shareholder, Strauss Troy Co., LPA (2020-2022); CEO of CCO Technology, LLC (d/b/a Joot) (2018-present); Partner, Practus LLP (2018-2020)	None
Larry Beaver Birth Year: 1969	Treasurer	Since February 2022

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Assistant Treasurer, 360 Funds (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (2017-2021)

None
Cory Gossard Birth Year: 1972	Chief Compliance Officer	Since January 2024	Director of Compliance, PINE Advisor Solutions (2021 to Present); Chief Compliance Officer, Vident Investment Advisory (2020); Chief Compliance Officer, SS&C ALPS (2014 to 2020)	None
Tim Easton Birth Year: 1968	Anti-Money Laundering Compliance Officer	Since January 2024

Head of Operations, M3Sixty Distributors, LLC (2024-Present); Head of Transfer Agency, M3Sixty Administration, LLC (2022-Present); Self Employed (2020-2022); Head of Sales, M3Sixty Administration, LLC (2019-2020)

None

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